Prepayments and other assets - Schedule of Prepayments (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepayments [Abstract]
Current prepayments and other assets	€ 9,079	€ 11,432
Total	€ 9,079	€ 11,432